Investment Objectives and Goals	Nov. 25, 2025
FolioBeyond Alternative Income and Interest Rate Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	FolioBeyond Alternative Income and Interest Rate Hedge ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FolioBeyond Alternative Income and Interest Rate Hedge ETF (the “Fund” or the “Alternative Fund”) seeks to provide current income and protect against rising interest rates.
FolioBeyond Enhanced Fixed Income Premium ETF
Prospectus [Line Items]
Risk/Return [Heading]	FolioBeyond Enhanced Fixed Income Premium ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FolioBeyond Enhanced Fixed Income Premium ETF (the “Fund” or the “Enhanced Fund”) seeks to provide income
Objective, Secondary [Text Block]	and, secondarily, long-term capital appreciation.